Document And Entity Information	Mar. 10, 2026
Document Information Line Items
Entity Central Index Key	0002051590
Document Type	S-1
Entity Registrant Name	BEST SPAC II Acquisition Corp.
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false